MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST Two World Trade Center

LETTER TO THE SHAREHOLDERS April 30, 2000               New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy continued its unprecedented expansion into the new year. Strong growth pushed the unemployment rate to a 30-year low. Rising commodity prices heightened concern about inflation. The price of oil moved above $30 per barrel prior to ending April at $25 per barrel. Between June 1999 and March 2000, the Federal Reserve Board raised the federal funds rate in five, 25 basis-point moves to reach 6.00 percent. The Fed subsequently again demonstrated its resistance to inflation by raising the federal funds rate another 50 basis points to 6.50 percent in May. Economic growth and a less accommodative monetary policy caused long-term interest rates to increase throughout 1999. In February, the U.S. Treasury announced plans to retire debt with the federal budget surplus. This precipitated a 50-75 basis-point rally in longer Treasury maturities.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index began 1999 near a record low yield of 5.05 percent but increased to 5.97 percent by calendar year-end. This index reached a high of 6.18 percent in January 2000 before ending April at 5.93 percent. Because bond prices move inversely to changes in interest rates, higher yields caused bond prices to decline significantly last year and improve modestly in the first four months of 2000.

The ratio of municipal yields as a percentage of Treasury yields has been used historically as a measure of relative value. Over the past five years the ratio has ranged between an average high of 93 percent and an average low of 85 percent. The increase in the ratio from 92 percent at the end of 1999 to 99 percent at the end of April 2000 was primarily the result of the magnitude of the rally in long-term Treasuries. A rising yield ratio indicates weaker relative performance by municipals.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

Higher interest rates reduced municipal market underwriting in 1999. New-issue volume declined 20 percent last year. Refunding activity, the most interest-rate-sensitive component of supply, was down more than 50 percent. In the first four months of this year, volume was 30 percent lower than in the same period last year.

                     [30-YEAR BOND YIELDS 1994-2000 CHART]

            Insured                     U.S.                     Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994         5.40%                      6.34%                                   85.17%
             5.40                       6.24                                    86.54
             5.80                       6.66                                    87.09
             6.40                       7.09                                    90.27
             6.35                       7.32                                    86.75
             6.25                       7.43                                    84.12
             6.50                       7.61                                    85.41
             6.25                       7.39                                    84.57
             6.30                       7.45                                    84.56
             6.55                       7.81                                    83.87
             6.75                       7.96                                    84.80
             7.00                       8.00                                    87.50
             6.75                       7.88                                    85.66
1995         6.40                       7.70                                    83.12
             6.15                       7.44                                    82.66
             6.15                       7.43                                    82.77
             6.20                       7.34                                    84.47
             5.80                       6.66                                    87.09
             6.10                       6.62                                    92.15
             6.10                       6.86                                    88.92
             6.00                       6.66                                    90.09
             5.95                       6.48                                    91.82
             5.75                       6.33                                    90.84
             5.50                       6.14                                    89.58
             5.35                       5.94                                    90.07
1996         5.40                       6.03                                    89.55
             5.60                       6.46                                    86.69
             5.85                       6.66                                    87.84
             5.95                       6.89                                    86.36
             6.05                       6.99                                    86.55
             5.90                       6.89                                    85.63
             5.85                       6.97                                    83.93
             5.90                       7.11                                    82.98
             5.70                       6.93                                    82.25
             5.65                       6.64                                    85.09
             5.50                       6.35                                    86.61
             5.60                       6.63                                    84.46
1997         5.70                       6.79                                    83.95
             5.65                       6.80                                    83.09
             5.90                       7.10                                    83.10
             5.75                       6.94                                    82.85
             5.65                       6.91                                    81.77
             5.60                       6.78                                    82.60
             5.30                       6.30                                    84.13
             5.50                       6.61                                    83.21
             5.40                       6.40                                    84.38
             5.35                       6.15                                    86.99
             5.30                       6.05                                    87.60
             5.15                       5.92                                    86.99
1998         5.15                       5.80                                    88.79
             5.20                       5.92                                    87.84
             5.25                       5.93                                    88.53
             5.35                       5.95                                    89.92
             5.20                       5.80                                    89.66
             5.20                       5.65                                    92.04
             5.18                       5.71                                    90.72
             5.03                       5.27                                    95.45
             4.95                       5.00                                    99.00
             5.05                       5.16                                    97.87
             5.00                       5.06                                    98.81
             5.05                       5.10                                    99.02
1999         5.00                       5.09                                    98.23
             5.10                       5.58                                    91.40
             5.15                       5.63                                    91.47
             5.20                       5.66                                    91.87
             5.30                       5.83                                    90.91
             5.47                       5.96                                    91.78
             5.55                       6.10                                    90.98
             5.75                       6.06                                    94.88
             5.85                       6.05                                    96.69
             6.03                       6.16                                    97.89
             6.00                       6.29                                    95.39
             5.97                       6.48                                    92.13
2000         6.18                       6.49                                    95.22
             6.04                       6.14                                    98.37
             5.82                       5.83                                    99.83
             5.91                       5.96                                    99.16

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

During the six-month period ended April 30, 2000, the net asset value (NAV) of Morgan Stanley Dean Witter Insured Municipal Income Trust (IIM) increased from $13.69 to $13.86 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.435 per share, the Trust's total NAV return was
4.74 percent. IIM's value on the New York Stock Exchange (NYSE) decreased from $13.25 to $13.125 per share during this period. Based on this change plus reinvestment of tax-free dividends, IIM's total market return was 2.48 percent. On April 30, 2000, IIM's share price was at a 5.30 percent discount to its NAV.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

Monthly dividends for the second quarter of 2000, declared in March, were unchanged at $0.0725 per share. The Trust's level of undistributed net investment income was $0.083 per share on April 30, 2000, versus $0.117 per share six months earlier.

PORTFOLIO STRUCTURE

The Trust's investments were diversified among 13 long-term sectors and 75 credits. At the end of April, the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest rate changes, was 9.5 years. Issues in the refunded bond category comprised 8 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. Current information on the portfolio's credit enhancements, sector distribution and geographic diversification is provided in the accompanying charts and tables. Optional call provisions, by year, with their respective cost
(book) yields are also shown.

THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.04 per share to common share earnings. Weekly ARPS yields ranged between 3.00 percent and 5.30 percent. In comparison, the yield on 1-year municipal notes increased from 3.77 percent at the end of October 1999 to 4.23 percent at the end of April. The Trust's five ARPS series totaling $155 million represented 29 percent of net assets.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

LOOKING AHEAD

The Federal Reserve Board has expressed concern about consumer wealth and rising prices. We anticipate that the central bank will continue to increase short-term interest rates in an effort to slow the economy. We believe municipal bonds continue to offer tax-conscious investors good long-term value.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2000, the Trust purchased and retired 551,000 shares of common stock at a weighted average market discount of 6.83 percent. The anti-dilutive effect of acquiring treasury shares is reported in the table of Financial Highlights on page 18.

We appreciate your ongoing support of Morgan Stanley Dean Witter Insured Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

[LARGEST SECTORS CHART]

LARGEST SECTORS AS OF APRIL 30, 2000
(% OF NET ASSETS)

ELECTRIC                          19%
WATER & SEWER                     13%
HOSPITAL                          12%
IDR/PCR*                          11%
MORTGAGE                           9%
REFUNDED                           8%
GENERAL OBLIGATION                 8%
TRANSPORTATION                     7%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[CREDIT ENHANCEMENTS PIE CHART]

CREDIT ENHANCEMENTS AS OF APRIL 30, 2000
(% OF TOTAL LONG-TERM PORTFOLIO)

MBIA                              40%
AMBAC                             23%
FGIC                              20%
FSA                               17%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

GEOGRAPHIC SUMMARY OF INVESTMENTS
---------------------------------
BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS
APRIL 30, 2000
ALABAMA                                                                     0.7%
ALASKA                                                                      0.5
ARIZONA                                                                     1.9
CALIFORNIA                                                                  4.6
COLORADO                                                                    1.4
CONNECTICUT                                                                 2.8
DISTRICT OF COLUMBIA                                                        3.0
FLORIDA                                                                     3.1
GEORGIA                                                                     0.9
HAWAII                                                                      1.4
ILLINOIS                                                                    6.0
INDIANA                                                                     5.1
KENTUCKY                                                                    3.3
LOUISIANA                                                                   2.7
MAINE                                                                       2.0
MASSACHUSETTS                                                               3.7
MICHIGAN                                                                    3.6
MINNESOTA                                                                   0.4
MISSOURI                                                                    0.8
MONTANA                                                                     1.0
NEVADA                                                                      4.4
NEW JERSEY                                                                  2.3
NEW YORK                                                                    1.0
NORTH CAROLINA                                                              3.6
OHIO                                                                        0.8
PENNSYLVANIA                                                                6.8
RHODE ISLAND                                                                2.8
SOUTH CAROLINA                                                              4.4
TENNESSEE                                                                   1.7
TEXAS                                                                       8.2
UTAH                                                                        0.7
VIRGINIA                                                                    2.2
WASHINGTON                                                                  5.3
WEST VIRGINIA                                                               2.4
WISCONSIN                                                                   2.7
TOTAL                                                                      98.2%
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

CALL AND COST (BOOK) YIELD STRUCTURE APRIL 30, 2000

[BAR CHART]

WEIGHTED AVERAGE
CALL PROTECTION: 6 YEARS

YEARS BONDS CALLABLE                       PERCENT CALLABLE*
2000                                              2%
2001                                              0%
2002                                             14%
2003                                             55%
2004                                              3%
2005                                              2%
2006                                              1%
2007                                              1%
2008                                              4%
2009                                              6%
2010+                                            12%

COST (BOOK) YIELD **

[CHART]

WEIGHTED AVERAGE
BOOK YIELD: 5.8%
2000                          6.0%
2001
2002                          5.8%
2003                          5.8%
2004                          5.8%
2005                          5.9%
2006                          5.9%
2007                          5.6%
2008                          5.3%
2009                          5.6%
2010+                         5.7%

* % BASED ON LONG-TERM PORTFOLIO.

** COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST EARNED A BOOK YIELD OF 5.8% ON 14% OF THE BONDS IN THE LONG-TERM PORTFOLIO THAT ARE CALLABLE IN 2002.

    PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (98.0%)
            General Obligation (7.8%)
            District of Columbia,
$  5,000     Refg Ser 1993 B (AMBAC)....................................   5.50%   06/01/09    $ 5,035,300
   6,000     Refg Ser 1993 B (FSA)......................................   5.50    06/01/10      6,027,360
  10,000    Cook County, Illinois, Ser B (FGIC).........................   5.50    11/15/22      9,374,300
   5,000    River Rouge School District, Michigan, 1993 Bldg & Site
             Unltd Tax (FSA)............................................   5.625   05/01/22      4,855,700
   3,000    Vicksburg Community Schools, Michigan, 1993 Refg (MBIA).....   5.625   05/01/20      2,927,910
   6,000    Clark County Sanitation District, Nevada, Refg 1993
             (FGIC).....................................................   5.70    07/01/12      6,069,000
   8,000    Washoe County, Nevada, Reno - Sparks Convention Ltd Tax Ser
             1993 A (FGIC)..............................................   5.75    07/01/22      7,803,600
--------                                                                                       -----------
  43,000                                                                                        42,093,170
--------                                                                                       -----------

            Educational Facilities Revenue (3.4%)
   4,000    Alabama State University, General Tuition & Fee Ser 1993
             (MBIA).....................................................   5.70    05/01/15      4,017,240
   3,000    District of Columbia, American Association for the
             Advancement of Science Ser 1997 (AMBAC)....................   5.125   01/01/27      2,627,790
   4,000    Illinois Educational Facilities Authority, DePaul University
             Refg Ser 1997 (AMBAC)......................................   5.50    10/01/19      3,816,240
   3,000    Indiana University, Student Fee Ser J (FGIC)................   5.00    08/01/18      2,675,730
            Rhode Island Health & Educational Building Corporation,
   2,500     Providence College Ser 1993 (MBIA).........................   5.60    11/01/15      2,471,925
   2,500     Providence College Ser 1993 (MBIA).........................   5.60    11/01/22      2,386,275
--------                                                                                       -----------
  19,000                                                                                        17,995,200
--------                                                                                       -----------

            Electric Revenue (18.7%)
  16,000    Redding, California, Ser 1993 A COPs (FGIC).................   5.684   06/01/19     15,660,000
            Massachusetts Municipal Wholesale Electric Company,
   5,000     1993 Ser A (AMBAC).........................................   5.00    07/01/10      4,867,500
  10,000     1993 Ser A (AMBAC).........................................   5.45    07/01/18      9,322,200
  20,000    North Carolina Municipal Power Agency #1, Catawba Ser 1993
             (MBIA).....................................................   5.60    01/01/20     19,081,400
   4,000    Piedmont Municipal Power Agency, South Carolina, Refg Ser
             1993 (MBIA)................................................   5.375   01/01/25      3,718,680
  11,600    South Carolina Public Service Authority, 1993 Refg Ser A
             (MBIA).....................................................   5.50    07/01/21     10,988,448
  10,000    Lower Colorado River Authority, Texas, Refg Ser 1999 A
             (FSA)......................................................   5.875   05/15/16     10,139,700
   8,000    Texas Municipal Power Agency, Refg Ser 1993 (MBIA)..........   5.25    09/01/12      7,814,880
  10,000    Washington Public Power Supply System, Nuclear Proj #1 Refg
             Ser 1993 A (MBIA)..........................................   5.70    07/01/17      9,848,500
  10,000    Wisconsin Public Power Incorporated, Refg Ser 1993 A
             (AMBAC)....................................................   5.25    07/01/21      9,073,200
--------                                                                                       -----------
 104,600                                                                                       100,514,508
--------                                                                                       -----------

            Hospital Revenue (11.5%)
   5,000    Mesa Industrial Development Authority, Arizona, Discovery
             Health Ser 1999 A (MBIA)...................................   5.875   01/01/16      5,072,800
   2,100    District of Columbia, Children's Hospital Refg Ser 1992 A
             (FGIC).....................................................   6.25    07/15/10      2,168,649
   5,000    Sarasota County Public Hospital Board, Florida, Sarasota
             Memorial Hospital Refg Ser 1998 B (MBIA)...................   5.25    07/01/24      4,607,900

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  5,000    Fulton-DeKalb Hospital Authority, Georgia, Grady Memorial
             Hospital Refg Ser 1993 (MBIA)..............................   5.50%   01/01/20    $ 4,746,250
   4,000    Indiana Health Facilities Financing Authority, Deaconess
             Hospital Inc Refg Ser 1993 (MBIA)..........................   5.75    03/01/15      3,991,760
   5,000    Kentucky Economic Development Finance Authority, St
             Elizabeth Medical Center Inc Ser 1993 A (FGIC).............   6.00    12/01/22      5,036,000
   3,935    Maine Health & Higher Educational Facilities Authority, Ser
             1993 A (FSA)...............................................   5.50    07/01/23      3,666,791
   5,500    Massachusetts Health & Educational Facilities Authority,
             Lahey Clinic Medical Center Ser B (MBIA)...................   5.625   07/01/15      5,419,590
   5,000    Missouri Health & Educational Facilities Authority, SSM
             Health Care Ser 1998 A (MBIA)..............................   5.00    06/01/22      4,370,050
   5,000    Washington County Hospital Authority, Pennsylvania,
             Washington Hospital Ser 1993 (AMBAC).......................   5.625   07/01/23      4,730,600
   4,000    Chattanooga-Hamilton County Hospital Authority, Tennessee,
             Erlanger Medical Center Refg Ser 1993 (FSA)................   5.50    10/01/13      3,962,400
   5,075    Amarillo Health Facilities Corporation, Texas, Baptist St
             Anthony's Hospital Ser 1998 (FSA)..........................   5.50    01/01/17      4,955,585
   4,000    Washington Health Care Facilities, Swedish Health Services
             Ser 1998 (AMBAC)...........................................   5.125   11/15/22      3,485,760
   5,500    Wisconsin Health & Educational Facilities Authority, Sisters
             of the Sorrowful Mother Health Care Ser AA (MBIA)..........   6.25    06/01/20      5,544,880
--------                                                                                       -----------
  64,110                                                                                        61,759,015
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (10.9%)
   7,500    Adams County, Colorado, Public Service Co of Colorado Refg
             1993 Ser A (MBIA)..........................................   5.875   04/01/14      7,587,150
   4,000    St Johns County Industrial Development Authority, Florida,
             Professional Golf Hall of Fame Ser 1996 (MBIA).............   5.875   09/01/23      4,007,880
            Hawaii Department of Budget and Finance,
   1,000    Hawaiian Electric Co Refg Ser 1999 D (AMT) (AMBAC)..........   6.15    01/01/20      1,006,990
   5,000    Hawaiian Electric Co Ser 1999 C (AMT) (AMBAC)...............   6.20    11/01/29      5,032,150
  12,000    Indiana Development Finance Authority, PSI Energy Inc Ser
             1993 B (AMT)(MBIA).........................................   5.75    02/15/28     11,278,320
   4,900    Monroe County, Michigan, Detroit Edison Co Ser CC (AMT)
             (MBIA).....................................................   6.55    06/01/24      5,079,340
   5,400    Forsyth, Montana, Puget Sound Power & Light Co Ser 1993
             (MBIA).....................................................   5.875   04/01/20      5,359,014
            Washoe County, Nevada, Sierra Pacific Power Co..............
   3,000    Ser 1987 (AMBAC)............................................   6.30    12/01/14      3,102,300
   5,000    Ser 1987 (AMT) (MBIA).......................................   6.65    06/01/17      5,254,700
   6,000    New York State Energy Research & Development Authority,
             Brooklyn Union Gas Co 1991 Ser A & B (AMT) (MBIA)..........   5.635   07/08/26      5,534,160
   5,000    Brazos River Authority, Texas, Texas Utilities Electric Co
             Ser 1993 A (AMT)(AMBAC)....................................   6.05    04/01/25      4,956,500
--------                                                                                       -----------
  58,800                                                                                        58,198,504
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Multi-Family (1.5%)
$  8,675    West Virginia Housing Development Fund, Ser A (AMBAC).......   5.65%   11/01/21    $ 8,141,661
--------                                                                                       -----------

            Mortgage Revenue - Single Family (7.8%)
   3,000    Alaska Housing Finance Corporation, Governmental 1995 Ser A
             (MBIA).....................................................   5.875   12/01/24      2,929,320
  15,440    Connecticut Housing Finance Authority, 1992 Ser A-2 (AMT)
             (Secondary FSA)............................................   6.05    11/15/25     15,280,968
   1,195    Maine Housing Authority, Mortgage Purchase 1990 Ser A-6
             (AMT)(Secondary MBIA)......................................   6.35    11/15/22      1,180,851
  12,500    New Jersey Housing & Mortgage Finance Agency, Home Buyer
             1990 Ser F-3 (AMT) (MBIA)..................................   5.95    04/01/25     12,510,500
  10,000    Virginia Housing Development Authority, 1992 Ser B (AMT)
             (Secondary FSA)............................................   6.30    01/01/27      9,747,000
--------                                                                                       -----------
  42,135                                                                                        41,648,639
--------                                                                                       -----------

            Public Facilities Revenue (4.4%)
  10,000    California Public Works Board, Corrections Refg 1993 Ser A
             (AMBAC)....................................................   5.00    12/01/19      9,168,700
   5,000    Florida Department of Management Services, Pool Refg Ser
             1992 (AMBAC)...............................................   5.40    09/01/14      4,924,150
  10,000    Marion County Convention & Recreational Facilities
             Authority, Indiana, Excise Tax Refg Ser 1993 A (AMBAC).....   5.50    06/01/21      9,497,200
--------                                                                                       -----------
  25,000                                                                                        23,590,050
--------                                                                                       -----------

            Student Loan Revenue (3.4%)
  18,000    Pennsylvania Higher Education Assistance Agency, 1988 Ser D
             (AMT) (AMBAC)..............................................   6.05    01/01/19     18,034,560
--------                                                                                       -----------

            Transportation Facilities Revenue (6.7%)
   5,000    Tucson, Arizona, Street & Highway Jr Lien Refg Ser 1993
             (MBIA).....................................................   5.50    07/01/12      5,037,600
   5,000    Chicago, Illinois, Chicago - O'Hare Int'l Airport Second
             Lien Refg 1993 Ser A (AMT) (MBIA)..........................   5.60    01/01/18      4,802,350
   3,000    Kentucky Turnpike Authority, Econ Dev Road Revitalization
             Refg Ser 1993 (AMBAC)......................................   5.50    07/01/11      3,018,510
   2,500    Minneapolis - St Paul Metropolitan Airports Commission,
             Minnesota, Ser 1999 A (FGIC)...............................   5.125   01/01/31      2,198,150
   1,250    Clark County, Nevada, Las Vegas - McCarran Int'l Airport,
             Sub Lien Ser 1999 A (MBIA).................................   6.00    07/01/29      1,254,925
   9,000    Pennsylvania Turnpike Commission, Refg Ser O 1992 (FGIC)....   5.50    12/01/17      8,781,660
   5,000    South Carolina Transportation Infrastructure Bank, Ser 1999
             A (AMBAC)..................................................   5.50    10/01/16      4,914,900
   4,000    Salt Lake City, Utah, Airport Refg Ser 1993 B (FGIC)........   5.875   12/01/18      3,957,400
   2,000    Richmond Metropolitan Authority, Virginia, Expressway 1992
             Ser B (FGIC)...............................................   6.25    07/15/22      2,031,520
--------                                                                                       -----------
  36,750                                                                                        35,997,015
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (13.2%)
$  2,000    Honolulu City and County, Hawaii, Wastewater Sr Ser 1998
             (FGIC).....................................................   4.75%   07/01/28    $ 1,632,900
  15,000    Central Lake County Joint Action Water Agency, Illinois,
             Refg Ser 1993 (FGIC).......................................   5.375   05/01/20     13,965,600
  10,000    Louisville & Jefferson County Metropolitan Sewer District,
             Kentucky, Ser 1993 (MBIA)..................................   5.30    05/15/19      9,355,600
   2,470    Detroit, Michigan, Sewage Refg Ser 1993 A (FGIC)............   5.70    07/01/13      2,492,872
   5,000    Grand Rapids, Michigan, Sewer Impr & Refg Ser 1998 A
             (FGIC).....................................................   4.75    01/01/28      4,108,550
   5,000    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)....   5.00    01/01/23      4,367,550
  15,000    Houston, Texas, Water & Sewer 1992 Ser C (MBIA).............   5.75    12/01/15     15,083,100
            Seattle, Washington,
  10,000    Sewer Refg Ser Y (FGIC).....................................   5.70    01/01/15      9,969,600
   5,000    Sewer Refg Ser X (FGIC).....................................   5.50    01/01/16      4,896,800
   5,000    West Virginia Water Development Authority, Loan Program II
             Refg Ser A-11 (FSA)........................................   5.50    11/01/23      4,741,300
--------                                                                                      ------------
  74,470                                                                                        70,613,872
--------                                                                                      ------------

            Other Revenue (0.5%)
   3,000    Florida Department of Environmental Protection, Preservation
--------     2000 Ser 1999 A (FGIC).....................................   5.25    07/01/13      2,943,870
                                                                                              ------------

            Refunded (8.2%)
  13,700    Louisiana Public Facilities Authority, Our Lady of the Lake
             Regional Medical Center Ser 1993 D & E (FSA)...............   5.90    05/28/04+    14,240,191
   6,065    Maine Health & Higher Educational Facilities Authority, Ser
             1993 A (FSA) (ETM).........................................   5.50    07/01/23      5,709,106
   5,000    Allegheny County Hospital Development Authority,
             Pennsylvania, Pittsburgh Mercy Health Ser 1996 (AMBAC)
             (ETM)......................................................   5.625   08/15/18      4,934,900
  10,000    Rhode Island Depositors Economic Protection Corporation,
             Refg 1992 Ser B (MBIA) (ETM)...............................   6.00    08/01/17     10,138,100
   4,360    Piedmont Municipal Power Agency, South Carolina, Refg Ser
             1993 (MBIA) (ETM)..........................................   5.375   01/01/25      4,120,810
   5,000    Shelby County Health, Educational & Housing Facility Board,
             Tennessee, LeBonheur Children's Medical Center Inc Ser D
             (MBIA) (ETM)...............................................   5.50    08/15/19      4,925,400
--------                                                                                      ------------
  44,125                                                                                        44,068,507
--------                                                                                      ------------
 541,665    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $532,801,163).................   525,598,571
--------                                                                                      ------------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (0.2%)
   1,000    Harris County Health Facilities Development Corporation,
--------     Texas, St Luke's Episcopal Hospital Ser 1997 A (Demand
             05/01/00) (Identified Cost $1,000,000).....................   6.00*   02/15/27      1,000,000
                                                                                              ------------

$542,665    TOTAL INVESTMENTS (Identified Cost $533,801,163)(a)...................     98.2%   526,598,571
========

            OTHER ASSETS IN EXCESS OF LIABILITIES..................................     1.8      9,705,736
                                                                                     ------   ------------


            NET ASSETS.............................................................   100.0%  $536,304,307
                                                                                     ======   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS April 30, 2000 (unaudited) continued


---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $2,976,408 and the aggregate gross
            unrealized depreciation is $10,179,000, resulting in net
            unrealized depreciation of $7,202,592.

Bond Insurance:
---------------
  AMBAC     AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $533,801,163)..........  $526,598,571
Cash.....................................       175,686
Interest receivable......................    10,222,644
Prepaid expenses.........................       145,076
                                           ------------

    TOTAL ASSETS.........................   537,141,977
                                           ------------

LIABILITIES:
Payable for:
    Dividends to preferred
     shareholders........................       324,259
    Shares of beneficial interest
     repurchased.........................       254,945
    Investment management fee............       156,335
Accrued expenses.........................       102,131
                                           ------------

    TOTAL LIABILITIES....................       837,670
                                           ------------
    NET ASSETS...........................  $536,304,307
                                           ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest
 (1,000,000 shares authorized of
 non-participating $.01 par value, 3,100
 shares outstanding).....................  $155,000,000
                                           ------------
Common shares of beneficial interest
 (unlimited shares authorized of $.01 par
 value, 27,513,113 shares outstanding)...   396,238,379
Net unrealized depreciation..............    (7,202,592)
Accumulated undistributed net investment
 income..................................     2,281,695
Accumulated net realized loss............   (10,013,175)
                                           ------------

    NET ASSETS APPLICABLE TO COMMON
    SHAREHOLDERS.........................   381,304,307
                                           ------------

    TOTAL NET ASSETS.....................  $536,304,307
                                           ============

NET ASSET VALUE PER COMMON SHARE
 ($381,304,307 divided by 27,513,113
 common shares outstanding)..............        $13.86
                                           ============

STATEMENT OF OPERATIONS
For the six months ended April 30, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME...........................  $15,414,388
                                            -----------
EXPENSES
Investment management fee.................      938,839
Auction commission fees...................      252,485
Professional fees.........................       58,849
Transfer agent fees and expenses..........       51,713
Shareholder reports and notices...........       26,736
Auction agent fees........................       20,522
Registration fees.........................       16,952
Custodian fees............................        9,598
Trustees' fees and expenses...............        8,754
Other.....................................       23,323
                                            -----------

    TOTAL EXPENSES........................    1,407,771

Less: expense offset......................       (9,547)
                                            -----------

    NET EXPENSES..........................    1,398,224
                                            -----------

    NET INVESTMENT INCOME.................   14,016,164
                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.........................      (96,441)
Net change in unrealized depreciation.....    5,146,644
                                            -----------

    NET GAIN..............................    5,050,203
                                            -----------

NET INCREASE..............................  $19,066,367
                                            ===========

                           SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE SIX     FOR THE YEAR
                                                       MONTHS ENDED        ENDED
                                                      APRIL 30, 2000  OCTOBER 31, 1999
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................  $14,016,164      $28,472,222
Net realized gain (loss).............................      (96,441)       1,342,564
Net change in unrealized appreciation/depreciation...    5,146,644      (51,093,174)
                                                      ------------     ------------

    NET INCREASE (DECREASE)..........................   19,066,367      (21,278,388)
                                                      ------------     ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Preferred............................................   (2,919,237)      (5,349,191)
Common...............................................  (12,111,120)     (23,908,726)
                                                      ------------     ------------

    TOTAL DIVIDENDS..................................  (15,030,357)     (29,257,917)
                                                      ------------     ------------
Decrease from transactions in common shares of
 beneficial interest.................................   (7,008,757)      (4,993,279)
                                                      ------------     ------------

    NET DECREASE.....................................   (2,972,747)     (55,529,584)
NET ASSETS:
Beginning of period..................................  539,277,054      594,806,638
                                                      ------------     ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,281,695 and $3,295,888, respectively)......... $536,304,307     $539,277,054
                                                      ============     ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on February 26, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2000 aggregated $6,484,935 and $8,464,720, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2000, the Trust had transfer agent fees and expenses payable of approximately $3,300.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,517. At April 30, 2000, the Trust had an accrued pension liability of $38,714 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                  AMOUNT IN             RESET         RANGE OF
SERIES  SHARES*   THOUSANDS*   RATE*     DATE     DIVIDEND RATES**
------  -------   ----------   -----   --------   ----------------
  1        400     $20,000     4.70%   05/01/00    3.00% - 5.30%
  2        900      45,000     3.85    09/05/00         3.85
  3      1,000      50,000     3.60    07/10/00         3.60
  4        400      20,000     4.70    05/01/00     3.30 - 5.30
  5        400      20,000     4.49    05/01/00     3.35 - 5.30

---------------
*  As of April 30, 2000.
** For the six months ended April 30, 2000.

Subsequent to April 30, 2000 and up through June 2, 2000, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 3.60% to 5.10% in the aggregate amount of $850,568.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2000 (unaudited) continued


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, October 31, 1998...................................  28,433,013   $284,330    $407,956,085
Treasury shares purchased and retired (weighted average
 discount 5.33%)*...........................................    (368,900)    (3,689)     (4,989,590)
                                                              ----------   --------    ------------
Balance, October 31, 1999...................................  28,064,113    280,641     402,966,495
Treasury shares purchased and retired (weighted average
 discount 6.83%)*...........................................    (551,000)    (5,510)     (7,003,247)
                                                              ----------   --------    ------------
Balance, April 30, 2000.....................................  27,513,113   $275,131    $395,963,248
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At October 31, 1999, the Trust had a net capital loss carryover of approximately $9,917,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

                               AMOUNT IN THOUSANDS
---------------------------------------------------------------------------------
        2002                                 2003                          2004
---------------------                      --------                      --------
       $4,884                               $4,412                         $621
       ======                               ======                         ====

7. DIVIDENDS TO COMMON SHAREHOLDERS

On March 28, 2000, the Trust declared the following dividends from net investment income:

 AMOUNT                     RECORD                      PAYABLE
PER SHARE                    DATE                        DATE
---------                ------------                -------------
 $0.0725                 May 5, 2000                 May 19, 2000
 $0.0725                 June 9, 2000                June 23, 2000

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                      FOR THE YEAR ENDED OCTOBER 31*
                                            MONTHS ENDED     ------------------------------------------------------------------
                                           APRIL 30, 2000*     1999         1998           1997           1996           1995
-------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period.....      $ 13.69         $15.47      $ 14.69         $13.86        $ 13.69         $11.41
                                               -------         ------      -------         ------        -------         ------
Income (loss) from investment operations:
 Net investment income...................         0.51           1.01         1.00           1.00           0.97           0.96
 Net realized and unrealized gain
   (loss)................................         0.18          (1.77)        0.71           0.70          (0.01)          2.22
                                               -------         ------      -------         ------        -------         ------
Total income (loss) from investment
 operations..............................         0.69          (0.76)        1.71           1.70           0.96           3.18
                                               -------         ------      -------         ------        -------         ------
Less dividends from:
 Net investment income...................        (0.43)         (0.84)       (0.78)         (0.78)         (0.75)         (0.80)
 Common share equivalent of dividends
   paid to preferred shareholders........        (0.11)         (0.19)       (0.20)         (0.19)         (0.17)         (0.16)
                                               -------         ------      -------         ------        -------         ------
Total dividends..........................        (0.54)         (1.03)       (0.98)         (0.97)         (0.92)         (0.96)
                                               -------         ------      -------         ------        -------         ------
Anti-dilutive effect of acquiring
 treasury shares.........................         0.02           0.01         0.05           0.10           0.13           0.06
                                               -------         ------      -------         ------        -------         ------
Net asset value, end of period...........      $ 13.86         $13.69      $ 15.47         $14.69        $ 13.86         $13.69
                                               =======         ======      =======         ======        =======         ======
Market value, end of period..............      $13.125         $13.25      $14.813         $13.25        $11.625         $11.50
                                               =======         ======      =======         ======        =======         ======
TOTAL RETURN+............................         2.48%(1)      (5.17)%      18.27%         21.21%          7.81%         19.11%
RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:
Total expenses...........................         0.74%(2)(3)    0.70%        0.69%          0.68%(3)       0.68%(3)       0.71%(3)
Net investment income before preferred
 stock dividends.........................         7.35%(2)       6.71%        6.60%          7.04%          7.06%          7.51%
Preferred stock dividends................         1.53%(2)       1.26%        1.30%          1.31%          1.25%          1.38%
Net investment income available to common
 shareholders............................         5.82%(2)       5.45%        5.30%          5.73%          5.81%          6.13%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...............................     $536,304       $539,277     $594,807       $589,728       $591,016       $612,839
Asset coverage on preferred shares at end
 of period...............................          345%           347%         383%           380%           381%           395%
Portfolio turnover rate..................            1%(1)          5%           7%             2%             1%             1%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

REVISED INVESTMENT POLICY (unaudited)

On January 26, 2000, the Trustees of Morgan Stanley Dean Witter Insured Municipal Income Trust (the " Trust") approved an investment policy whereby the Trust would be permitted to invest up to 10% of its assets in inverse floating rate municipal obligations. The inverse floating rate municipal obligations in which the Trust will invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligation will increase and if market interest rates increase, the interest rate on the obligation will fall. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
INSURED MUNICIPAL INCOME TRUST

Semiannual Report
April 30, 2000